Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment
Beginning of financial year	€ (606,204)	€ (399,087)
Impairment of property, plant and equipment	(5,000)
End of financial year	(1,085,632)	(606,204)	€ (399,087)
Cost
Property Plant and Equipment
Beginning of financial year	(648,242)	(419,401)	(256,459)
Acquisition of businesses	441,525
Additions	73,399	228,841	162,942
Disposals	(8,293)
Exchange differences	(6,654)
End of financial year	(1,148,219)	(648,242)	(419,401)
Accumulated depreciation and impairment
Property Plant and Equipment
Beginning of financial year	42,038	20,315	4,133
Depreciation charge	22,503	21,723	16,182
Disposals	5,830
Exchange differences	1,124
Impairment of property, plant and equipment	5,000
End of financial year	62,587	42,038	20,315
Vessels
Property Plant and Equipment
Beginning of financial year	(242,712)	(238,520)
End of financial year	(507,633)	(242,712)	(238,520)
Vessels | Cost
Property Plant and Equipment
Beginning of financial year	(282,282)	(258,148)	(255,030)
Acquisition of businesses	296,536
Additions	227	15,105	3,118
Transfer from assets under construction		9,029
Disposals	(8,002)
Exchange differences	(4,683)
End of financial year	(566,360)	(282,282)	(258,148)
Vessels | Accumulated depreciation and impairment
Property Plant and Equipment
Beginning of financial year	39,570	19,629	3,853
Depreciation charge	20,847	19,941	15,776
Disposals	5,722
Exchange differences	968
Impairment of property, plant and equipment	5,000
End of financial year	58,727	39,570	19,629
Vessels dry docks
Property Plant and Equipment
Beginning of financial year	(7,238)	(1,683)
End of financial year	(5,587)	(7,238)	(1,683)
Vessels dry docks | Cost
Property Plant and Equipment
Beginning of financial year	(9,261)	(1,983)	(1,050)
Acquisition of businesses	171
Additions		5,281	933
Transfer from assets under construction		1,997
Disposals	(291)
Exchange differences	(6)
End of financial year	(9,135)	(9,261)	(1,983)
Vessels dry docks | Accumulated depreciation and impairment
Property Plant and Equipment
Beginning of financial year	2,023	300
Depreciation charge	1,637	1,723	300
Disposals	108
Exchange differences	4
End of financial year	3,548	2,023	300
Other fixtures and fittings
Property Plant and Equipment
Beginning of financial year	(91)	(150)
End of financial year	(667)	(91)	(150)
Other fixtures and fittings | Cost
Property Plant and Equipment
Beginning of financial year	(536)	(536)	(379)
Acquisition of businesses	599
Additions	3		157
Exchange differences	(159)
End of financial year	(979)	(536)	(536)
Other fixtures and fittings | Accumulated depreciation and impairment
Property Plant and Equipment
Beginning of financial year	445	386	280
Depreciation charge	19	59	106
Exchange differences	152
End of financial year	312	445	386
Assets under Construction
Property Plant and Equipment
Beginning of financial year	(356,163)	(158,734)
End of financial year	(571,745)	(356,163)	(158,734)
Assets under Construction | Cost
Property Plant and Equipment
Beginning of financial year	(356,163)	(158,734)
Acquisition of businesses	144,219
Additions	73,169	208,455	158,734
Transfer from assets under construction		(11,026)
Exchange differences	(1,806)
End of financial year	€ (571,745)	€ (356,163)	€ (158,734)